STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
SCHEDULE OF RESERVED SHARES OF COMMON STOCK

The Company has reserved shares of Class A common stock for issuance related to the following as of June 30, 2025:

Warrants to purchase Class A common stock	17,900,000
Employee stock purchase plan	1,000,000
RSUs, issued and outstanding	2,684,000
Stock options and RSUs, authorized for future issuance	7,765,264
Total shares reserved	29,349,264

SCHEDULE OF UNVESTED RESTRICTED STOCK UNITS ACTIVITY

A summary of RSU activity for the six months ended June 30, 2025, under the 2025 Plan is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested as of December 31, 2024	-
Granted	2,684,000		$22.00
Vested and released	-	$
Cancelled or forfeited	-	$
Unvested as of June 30, 2025	2,684,000		$22.00